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                          FIRST EAGLE SOGEN FUNDS, INC.

                          FIRST EAGLE SOGEN GLOBAL FUND
                         FIRST EAGLE SOGEN OVERSEAS FUND
                           FIRST EAGLE SOGEN GOLD FUND
                          FIRST EAGLE SOGEN MONEY FUND

                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (800) 334-2143

                          SUPPLEMENT DATED MAY 2, 2001
                     TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2001,
                                   RELATING TO
                          FIRST EAGLE SOGEN GLOBAL FUND
                         FIRST EAGLE SOGEN OVERSEAS FUND
                           FIRST EAGLE SOGEN GOLD FUND
                          FIRST EAGLE SOGEN MONEY FUND.

The liquidation of the First Eagle SoGen Money Fund has been completed. All references to the First Eagle SoGen Money Fund and disclosure related specifically thereto should be disregarded.

This information supplements, and to the extent inconsistent therewith, replaces, the information contained in the Statement of Additional Information for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund and First Eagle SoGen Money Fund, dated March 1, 2001.